Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Amendment Flag	dei_AmendmentFlag	false